Fair Value Measurements (Tables)	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020
Summary of Financial Liabilities Measured on Recurring Basis

The following table sets forth the carrying values and fair values of the Company’s financial liabilities measured on a recurring basis, categorized by input level within the fair value hierarchy:

(in thousands)	Carrying Value	Fair Value (Level 2)
Balance at December 31, 2020
New Term Loan Credit Facility	$1,325,000	$1,447,993
Notes	775,000	884,826
New Revolving Credit Facility	50,000	50,000
Notes payable and deferred obligations	3,618	3,618

Total long-term debt	$2,153,618	$2,386,437

(in thousands)	Carrying Value	Fair Value (Level 2)
Balance at December 31, 2019
First Lien Term Loan	$2,467,529	$2,413,663
Second Lien Term Loan	760,000	733,526
Notes payable and deferred obligations	2,053	1,872

Total long-term debt	$3,229,582	$3,149,061

Fair Value, Recurring [Member]
Schedule of fair value assets measured on a recurring basis

The following table sets forth the Company’s financial assets and liabilities measured on a recurring basis at fair value, categorized by input level within the fair value hierarchy. The carrying amounts of “Cash and cash equivalents”, “Accounts receivable”, and “Accounts payable” approximate fair value due to the short-term maturities of these financial instruments in the Consolidated Balance Sheets.

	December 31, 2020
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets measured at fair value
Cash and cash equivalents	$204,301	$204,301	$—	$—
Derivative financial instruments	1,824	—	1,824	—

Total assets measured at fair value	$206,125	$204,301	$1,824	$—

Liabilities measured at fair value
Derivative financial instruments	$1,882	$—	$1,882	$—
Contingent consideration liabilities	45,901	—	—	45,901

Total liabilities measured at fair value	$47,783	$—	$1,882	$45,901

	December 31, 2019
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets measured at fair value
Cash and cash equivalents	$184,224	$184,224	$—	$—
Contingent consideration receivable	6,120	—	—	6,120

Total assets measured at fair value	$190,344	$184,224	$—	$6,120

Liabilities measured at fair value
Derivative financial instruments	$3,277	$—	$3,277	$—
Contingent consideration liabilities	47,649	—	—	47,649

Total liabilities measured at fair value	$50,926	$—	$3,277	$47,649

Predecessor Company
Schedule of fair value assets measured on a recurring basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2019 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Marketable securities held in Trust Account	$452,816,525	$—	$—

Total	$452,816,525	$—	$—

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2020 and December 31, 2019 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
September 30, 2020
Marketable securities held in Trust Account	$453,742,245	$—	$—

Total	$453,742,245	$—	$—

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
December 31, 2019
Marketable securities held in Trust Account	$452,816,525	$—	$—

Total	$452,816,525	$—	$—